Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of combined activity TRS
Book income (loss) before income taxes	$ 4,738	$ (22,843)	$ (19,104)